SCHEDULE OF BANK LOANS (Details)	12 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	May 31, 2025 USD ($)
Short-Term Debt [Line Items]
Total loans	$ 2,439,406		$ 1,834,398
Less: Non-current portion	(2,239,629)		(1,648,129)
Amounts classified as current liabilities	$ 199,777		186,269
Standard Chartered Bank (Hong Kong) Limited [Member]
Short-Term Debt [Line Items]
Nature of loan description	Business instalment loan under SME Financing Guarantee Scheme (100% guarantee)
Principal amount		$ 6,866,000
Loan drawdown date	Apr. 28, 2023
Maturity date	May 28, 2036
Total loans	$ 834,595		854,623
Standard Chartered Bank (Hong Kong) Limited [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Effective interest rate	2.75%	2.75%
Standard Chartered Bank (Hong Kong) Limited [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Effective interest rate	3.63%	3.63%
SCB 1 [Member]
Short-Term Debt [Line Items]
Nature of loan description	Business instalment loan under SME Financing Guarantee Scheme (100% guarantee)
Principal amount		$ 1,134,000
Loan drawdown date	Sep. 23, 2022
Maturity date	Oct. 23, 2035
Total loans	$ 130,643		134,014
SCB 1 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Effective interest rate	2.75%	2.75%
SCB 1 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Effective interest rate	3.63%	3.63%
SCB 2 [Member]
Short-Term Debt [Line Items]
Nature of loan description	Business instalment loan under SME Financing Guarantee Scheme (80% guarantee)
Principal amount		$ 2,400,000
Loan drawdown date	Apr. 30, 2024
Maturity date	Apr. 09, 2029
Total loans	$ 190,900		233,137
SCB 2 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Effective interest rate	7.48%	7.48%
SCB 2 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Effective interest rate	8.23%	8.23%
PAO Bank Limited [Member]
Short-Term Debt [Line Items]
Nature of loan description	Business instalment loan under SME Financing Guarantee Scheme (90% guarantee)
Principal amount		$ 3,000,000
Loan drawdown date	Feb. 07, 2024
Maturity date	Feb. 07, 2030
Effective interest rate	7.62%	7.62%
Total loans	$ 323,067		334,060
Dah Sing Bank [Member]
Short-Term Debt [Line Items]
Nature of loan description	Business instalment loan under SME Financing Guarantee Scheme (90% guarantee)
Principal amount		$ 2,500,000
Loan drawdown date	Sep. 25, 2024
Maturity date	Sep. 24, 2029
Total loans	$ 278,717		278,564
Dah Sing Bank [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Effective interest rate	6.05%	6.05%
Dah Sing Bank [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Effective interest rate	7.00%	7.00%
Fubon Bank [Member]
Short-Term Debt [Line Items]
Nature of loan description	Business instalment loan under SME Financing Guarantee Scheme (80% guarantee)
Principal amount		$ 3,000,000
Loan drawdown date	Jul. 04, 2025
Maturity date	Jul. 03, 2032
Total loans	$ 343,737
Fubon Bank [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Effective interest rate	3.36%	3.36%
Fubon Bank [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Effective interest rate	6.01%	6.01%
Fubon Bank 1 [Member]
Short-Term Debt [Line Items]
Nature of loan description	Business instalment loan secured by assignment of insurance (Note 13)
Principal amount		$ 570,000
Loan drawdown date	Jul. 04, 2025
Maturity date	Jul. 04, 2031
Total loans	$ 63,619
Fubon Bank 1 [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Effective interest rate	2.36%	2.36%
Fubon Bank 1 [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Effective interest rate	5.01%	5.01%
SCB 3 [Member]
Short-Term Debt [Line Items]
Nature of loan description	Business instalment loan under SME Financing Guarantee Scheme (80% guarantee)
Principal amount		$ 2,265,142
Loan drawdown date	Aug. 29, 2025
Maturity date	Aug. 07, 2031
Effective interest rate	4.92%	4.92%
Total loans	$ 274,128